5. Investments (Details Narrative) (September 30, 2019) - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Payment of investment	$ 0	$ 1,238,631	$ 5,851,858	$ 0
Impairment of investment	0	600,000	0	0
Payment of investment	$ 0	$ 3,500,000	$ 0	$ 0
ESA [Member]
Investment percentage owned		25.00%
Payment of investment		$ 1,238,631
Impairment of investment		600,000
TV Azteca [Member]
Payment of investment		$ 3,500,000